EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 1, 2016 (Accession No. 0001193125-16-488376), to the Prospectus dated March 1, 2016, for the Funds listed below:

1290 GAMCO Small/Mid Cap Value Fund

1290 High Yield Bond Fund

1290 SmartBeta Equity Fund

1290 Global Equity Managers Fund

1290 Multi-Alternative Strategies Fund

1290 Convertible Securities Fund

1290 Unconstrained Bond Managers Fund